Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets
Prepayments and Other Current Assets

7. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000

Deposits	5,792	4,305
Prepayments of IT services	1,318	1,192
Prepayments of procurement costs	8,061	8,804
Others	988	1,729
Total	16,159	16,030